Balance sheet parenthetical tags (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 202,602,000	$ 264,105,000
PP&E Accumulated Depreciation	263,603,000	267,647,000
Intangible Asset Accumulated Amortization	227,657,000	204,741,000
Preferred stock, par value	$ 0.00	$ 0.00
Preferred stock, par value	0	0
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 1.00	$ 1.00
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	134,623,736	133,503,156
Treasury Stock	34,013,923	28,851,671
Treasury Stock	1,132,274,000	846,016,000
Dividends Paid	$ 0.62	$ 0.42	$ 0.1525
Indefinite-Lived Intangible Assets (Excluding Goodwill)	11,700,000	11,700,000
Omnicare General Pension Plan [Member]
Defined Benefit Plan, Contributions by Employer	200,000	200,000
4.00% Junior Subordinated Convertible Debentures, due 2033 [Member]
Amortization of Financing Costs	200,000	200,000	200,000
3.75% Convertible Senior Subordinated Notes Due 2042 [Member]
Amortization of Financing Costs	$ 100,000	$ 100,000